Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	Tiziana Life Sciences Ltd
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	102,272,614
Amendment Flag	true
Amendment Description	Tiziana Life Sciences Ltd. (the “Company”) is filing this Amendment No. 1 to its annual report on Form 20-F for the fiscal year ended December 31, 2022 (the “Amendment No. 1”), which was originally filed with the Securities and Exchange Commission (the “SEC”) on April 26, 2023 (the “Original Filing”). The purpose of this Amendment No. 1 is to (i) include the audit report issued by our predecessor auditor Mazars LLP for the year ended December 31, 2021 which was inadvertently not included in the Original Filing, (ii) correct an error in the prior year numbers for Item 16C: Principal Accountant fees and services, (iii) include the omitted Consolidated Statement of Shareholders’ Equity for the year to December 31, 2020 along with any associated notes, (iv) a correction and additional disclosure added to Note 21. Related Parties and (v) a presentational adjustment to Note 22. Leases. In order to comply with certain requirements of the SEC’s rules in connection with this filing, this Amendment No. 1 includes Item 18. Financial Statements. Consistent with the rules of the SEC, the certifications of the Company’s principal executive officer and principal financial officer as of the date of this Amendment No. 1 are attached as exhibits to this Amendment No. 1.Except as described above, no other changes have been made to the Original Filing. This Amendment No. 1 speaks as of the filing date of the Original Filing. Other than as stated otherwise, this Amendment No. 1 does not, and does not purport to, amend, update or restate any other information or disclosure included in the Original Filing, or reflect any events that have occurred since the date thereof. Accordingly, this Amendment No. 1 should be read in conjunction with the Original Filing and any documents filed with or furnished to the SEC by the Company subsequent to April 26, 2023.
Entity Central Index Key	0001723069
Entity Current Reporting Status	No
Entity Voluntary Filers	Yes
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	Clarendon House
Entity Address, Address Line Two	2 Church Street,
Entity Address, City or Town	Hamilton HM
Entity Address, Postal Zip Code	11
Entity Address, Country	BM
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	2814
Auditor Name	PKF Littlejohn LLP
Auditor Location	London, England
Document Registration Statement	false
Entity File Number	000-00000
Entity Interactive Data Current	No
Business Contact
Document Information Line Items
Entity Address, Address Line One	Chief Financial Officer
Entity Address, Address Line Two	14-15 Conduit Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	W1S 2XJ
Entity Address, Country	GB
Contact Personnel Name	Keeren Shah
City Area Code	+44
Local Phone Number	20 7495 2379